UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:   811-03101

CALVERT MANAGEMENT SERIES

(Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC  20009

(Address of principal executive offices) (Zip Code)

Maureen A. Gemma, Esq., Two International Place, Boston, MA  02110

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

202-238-2200

DATE OF FISCAL YEAR END:

N/A

DATE OF REPORTING PERIOD:

07/01/2017 - 06/30/2018

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03101

Reporting Period: 07/01/2017 - 06/30/2018

Calvert Management Series

====================== Calvert Absolute Return Bond Fund =======================

Calvert Absolute Return Bond Fund’s fiscal year end is 12/31. There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Calvert Floating-Rate Advantage Fund =======================

Calvert Floating-Rate Advantage Fund’s fiscal year end is 9/30. There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Calvert Responsible Municipal Income Fund ===================

Calvert Responsible Municipal Income Fund’s fiscal year end is 12/31. There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Calvert Ultra-Short Duration Income NextShares ===================

Calvert Ultra-Short Duration Income NextShares’ fiscal year end is 9/30. There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Calvert Management Series

By (Signature)

/s/ John H. Streur

Name

John H. Streur

Title

President – Principal Executive Officer

Date

08/08/2018